ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS (Details) ¥ in Thousands	Mar. 31, 2020 CNY (¥)
ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS
Advance from buyers collected on behalf of sellers	¥ 110,493